Deconsolidation of Subsidiaries (Details Narrative)	12 Months Ended
Dec. 31, 2016 USD ($)
Deconsolidation Of Subsidiaries Details Narrative
Gain from deconsolidation of subsidiaries	$ 17,865,874
Debt obligations	100,000,000
Net of related party fees	$ 403,090